FAIR VALUE MEASUREMENTS - Narrative (Details) $ in Millions, € in Billions		1 Months Ended	12 Months Ended
	Jan. 02, 2024 USD ($)	Nov. 30, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Apr. 25, 2023 EUR (€)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loss on derivative instruments, pretax			$ 86	$ 96	$ 0
Currency Swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount			2,000
VCS Business | Foreign Exchange Forward
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount | €						€ 7
Loss on derivative instruments, pretax	$ 86		86	96	$ 0
VCS Business | Interest Rate Swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount				$ 1,500
Gain on mark-to-market valuation		$ 58
Interest rate cash flow hedge, net gain to be reclassified during next 12 months			$ 4